Muzinich Credit Opportunities Fund - Class A Shares - MZCRX
Muzinich U.S. High Yield Corporate Bond Fund – Class A Shares - MZHRX
(each a “Fund,” together, the “Funds”)

Supplement dated August 29, 2016 to the
Prospectus dated April 29, 2016

Effective August 31, 2016, please note that the Muzinich Credit Opportunities Fund — Class A Shares will be available for purchase.

In addition, effective August 31, 2016, the following changes are made to the Funds’ Prospectus.

The Muzinich Credit Opportunities Fund’s “Fees and Expenses” table on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Credit Opportunities Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 28 of the Prospectus and “Additional Purchase and Redemption Information” on Page 41 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional	Supra Institutional
Maximum Front End Sales Charge	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None(1)	None	None
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Institutional		Supra Institutional
Management Fees		0.60%		0.60%		0.60%
Distribution and/or Service (12b-1) Fees		0.25%		None		None
Other Expenses	0.30%		0.30%		0.30%
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)	0.10%		0.07%		N/A
Total Other Expenses(2)		0.40%		0.37%		0.30%
Total Annual Fund Operating Expenses		1.25%		0.97%		0.90%
Fee Waiver and/or Expense Reimbursement		-0.30%		-0.30%		-0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3) (4)		0.95%		0.67%		0.60%
(1)
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.

(2)	Other expenses for Class A are based on estimated amounts for the current fiscal year.

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(3)	Muzinich & Co., Inc. (the “Advisor”) has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.95%, 0.70% and 0.60%, respectively, of the Credit Opportunities Fund’s average daily net assets indefinitely, but at least through April 30, 2017 (the “Expense Caps”). The Expense Caps may be changed or eliminated at any time after April 30, 2017, by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
(4)	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets after Fees waived provided in the Financial Highlights section of the Fund’s audited financial statements for the period ended December 31, 2015, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

The Muzinich U.S. High Yield Corporate Bond Fund’s “Fees and Expenses” table on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. High Yield Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on Page 28 of the Prospectus and “Additional Purchase and Redemption Information” on Page 41 of the SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional	Supra Institutional
Maximum Front End Sales Charge	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None(1)	None	None
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Institutional		Supra Institutional
Management Fees		0.55%		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.25%		None		None
Other Expenses	0.49%		0.49%		0.49%
Shareholder Servicing Fees (up to 0.10% for Class A and Institutional Class shares)	0.10%		0.10%		N/A
Total Other Expenses(2)		0.59%		0.59%		0.49%
Total Annual Fund Operating Expenses		1.39%		1.14%		1.04%
Fee Waiver and/or Expense Reimbursement		-0.46%		-0.46%		-0.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)		0.93%		0.68%		0.58%
(1)
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.

(2)	Other expenses are based on estimated amounts for the current fiscal year.
(3)	The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.93%, 0.68% and 0.58%, respectively, of the U.S. High Yield Fund’s average daily net assets indefinitely, but at least through April 30, 2017 (the “Expense Caps”). The Expense Caps may be changed or eliminated at any time after April 30, 2017, by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

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The table in the section titled, “Choosing a Share Class” at the top of page 28 of the prospectus has been replaced with the following:

Choosing a Share Class

The following is a summary of the differences between Class A Shares, Institutional Shares and Supra Institutional Shares for each of the Funds:

	Class A Shares	Institutional Shares	Supra Institutional Shares
Eligible Shareholder	Retail	Eligible institutions and qualified plans	Eligible institutions and qualified plans
Initial Sales Charge	4.25%	None	None
Contingent Deferred Sales Charge	None(1)	None	None
Redemption Fee	1.00%/90 day holding period	1.00%/90 day holding period	1.00%/90 day holding period
Ongoing distribution (12b‑1) fees	0.25%	None	None
Shareholder Service Fee	0.10%	0.10%	None
(1)	A CDSC of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.

The subsection titled, “Class A Shares” on page 28 of the prospectus has been replaced with the following:

Class A Shares
Class A shares of the Funds are retail shares that require that you pay a front-end sales charge when you invest in a Fund unless you qualify for a reduction or waiver of the sales charge.

If you purchase Class A shares of a Fund you will pay the public offering price (“POP”) which is the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $100,000	4.25%	4.44%	4.25%
$100,000 but less than $250,000	3.25%	3.36%	3.25%
$250,000 and over	0.00%	0.00%	—(2)

(1)
Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)
If you invest $250,000 or more in Class A Shares, you will not pay an initial sales charge. In that case, the Advisor compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

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The third paragraph on page 40 of the prospectus has been deleted and replaced with the following:

Telephone or Wire Redemption. You may redeem Fund shares by telephone unless you declined telephone options on your account application. You may request telephone options after your account is opened by calling the Transfer Agent at 1 855 MUZINICH for additional information.  A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of shareholders in order to qualify for or to change telephone options on an existing account.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to a Fund at the address listed under “Contacting the Funds.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

Please retain this Supplement with the Prospectus.

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